UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	COMMUNICATIONS – 4.5%
5,625	Comcast Corp. - Class A	$302,512
730	Google, Inc. - Class C*	421,473
		723,985
	CONSUMER DISCRETIONARY – 9.8%
4,415	Gildan Activewear, Inc.1	241,589
11,675	LKQ Corp.*	310,438
4,260	Macy's, Inc.	247,847
1,285	Snap-on, Inc.	155,588
4,245	TJX Cos., Inc.	251,177
5,475	VF Corp.	361,514
		1,568,153
	CONSUMER STAPLES – 9.7%
4,180	Dollar General Corp.*	255,440
2,310	Energizer Holdings, Inc.	284,615
2,870	Estee Lauder Cos., Inc. - Class A	214,446
1,895	JM Smucker Co.	187,586
3,150	Nestle S.A. - ADR1	231,935
4,765	TreeHouse Foods, Inc.*	383,582
		1,557,604
	ENERGY – 8.1%
2,780	Cameron International Corp.*	184,536
1,735	EOG Resources, Inc.	171,800
3,345	Halliburton Co.	215,786
3,150	Schlumberger Ltd.1	320,324
5,190	Whiting Petroleum Corp.*	402,484
		1,294,930
	FINANCIALS – 17.5%
10,110	Air Lease Corp. - Class A	328,575
4,920	American International Group, Inc.	265,778
1,790	Berkshire Hathaway, Inc. - Class B*	247,271
4,810	CBS Outdoor Americas, Inc.	144,011
6,015	Discover Financial Services	387,306
15,310	FNB Corp.	183,567
2,715	JPMorgan Chase & Co.	163,552
3,265	LPL Financial Holdings, Inc.	150,353
3,670	Reinsurance Group of America, Inc.	294,077
16,785	Umpqua Holdings Corp.	276,449
1,695	Visa, Inc. - Class A	361,662
		2,802,601
	HEALTH CARE – 18.9%
3,715	Agilent Technologies, Inc.	211,681

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,830	Baxter International, Inc.	$203,109
1,890	Covidien PLC1	163,504
3,070	Danaher Corp.	233,259
15,155	Hologic, Inc.*	368,721
7,695	Hospira, Inc.*	400,371
1,535	Johnson & Johnson	163,616
1,400	Mettler-Toledo International, Inc.*	358,582
1,990	Pall Corp.	166,563
2,640	Perrigo Co.1	396,501
2,290	Techne Corp.	214,229
1,795	UnitedHealth Group, Inc.	154,819
		3,034,955
	INDUSTRIALS – 12.1%
3,225	Honeywell International, Inc.	300,312
6,920	ITT Corp.	310,985
1,205	Precision Castparts Corp.	285,441
2,390	Roper Industries, Inc.	349,633
2,910	Stericycle, Inc.*	339,190
2,315	WABCO Holdings, Inc.*	210,549
1,890	WESCO International, Inc.*	147,911
		1,944,021
	MATERIALS – 4.5%
5,535	Constellium N.V.*1	136,216
1,875	Eastman Chemical Co.	151,669
2,490	LyondellBasell Industries N.V. - Class A1	270,563
2,535	Minerals Technologies, Inc.	156,435
		714,883
	TECHNOLOGY – 12.5%
4,500	Analog Devices, Inc.	222,705
3,070	Apple, Inc.	309,302
8,480	Aspen Technology, Inc.*	319,866
3,690	Guidewire Software, Inc.*	163,615
2,270	IHS, Inc. - Class A*	284,181
3,805	Microsoft Corp.	176,400
4,875	NXP Semiconductor N.V.*1	333,596
3,585	Red Hat, Inc.*	201,298
		2,010,963
	TOTAL COMMON STOCKS (Cost $14,290,815)	15,652,095

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.4%
$384,705	UMB Money Market Fiduciary, 0.01%2	$384,705

	TOTAL SHORT-TERM INVESTMENTS (Cost $384,705)	384,705

	TOTAL INVESTMENTS – 100.0% (Cost $14,675,520)	16,036,800
	Liabilities in Excess of other assets – 0.0%	(6,198)

	TOTAL NET ASSETS – 100.0%	$16,030,602

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.7%
	CONSUMER DISCRETIONARY – 9.0%
8,180	Actuant Corp. - Class A	$249,654
9,340	Cato Corp. - Class A	321,856
22,365	Chico's FAS, Inc.	330,331
9,115	Children's Place Retail Stores, Inc.	434,421
7,225	Guess?, Inc.	158,733
12,665	Kirkland's, Inc.*	204,033
11,340	TriMas Corp.*	275,902
25,125	Wendy's Co.	207,533
16,598	West Marine, Inc.*	149,382
		2,331,845
	CONSUMER STAPLES – 4.0%
52,950	Chiquita Brands International, Inc.*	751,890
8,805	Pantry, Inc.*	178,125
4,170	Seneca Foods Corp. - Class A*	119,262
		1,049,277
	ENERGY – 3.6%
10,215	Comstock Resources, Inc.	190,203
2,955	EnerSys, Inc.	173,281
30,350	McDermott International, Inc.*1	173,602
39,136	Parker Drilling Co.*	193,332
35,185	PetroQuest Energy, Inc.*	197,740
		928,158
	FINANCIALS – 20.2%
18,623	Ameris Bancorp	408,775
4,340	Bancfirst Corp.	271,510
7,705	BankUnited, Inc.	234,925
5,935	Banner Corp.	228,319
7,780	Berkshire Hills Bancorp, Inc.	182,752
12,540	Capstead Mortgage Corp. - REIT	153,490
63,260	Chimera Investment Corp. - REIT	192,310
43,393	First Busey Corp.	241,699
14,065	First Community Bancshares, Inc.	200,989
35,140	First Horizon National Corp.	431,519
30,760	First Niagara Financial Group, Inc.	256,231
30,985	Investors Bancorp, Inc.	313,878
8,785	Lakeland Financial Corp.	329,438
13,985	Peoples Bancorp, Inc.	332,144
2,450	Piper Jaffray Cos.*	127,988
10,340	Simmons First National Corp. - Class A	398,297
18,120	TFS Financial Corp.	259,478
17,230	Umpqua Holdings Corp.	283,778
9,005	Urstadt Biddle Properties, Inc. – Class A - REIT	182,802

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,450	WesBanco, Inc.	$197,306
		5,227,628
	HEALTH CARE – 8.2%
7,335	Alere, Inc.*	284,451
84,328	Alphatec Holdings, Inc.*	143,358
11,115	Emergent Biosolutions, Inc.*	236,861
4,445	Haemonetics Corp.*	155,220
4,670	Hill-Rom Holdings, Inc.	193,478
14,305	LHC Group, Inc.*	331,876
27,729	OraSure Technologies, Inc.*	200,203
18,945	Orthofix International N.V.*1	586,537
		2,131,984
	INDUSTRIALS – 15.7%
6,265	Applied Industrial Technologies, Inc.	285,997
4,560	Astec Industries, Inc.	166,303
17,710	AZZ, Inc.	739,747
4,113	CLARCOR, Inc.	259,448
5,890	Dynamic Materials Corp.	112,204
4,505	EMCOR Group, Inc.	180,020
24,101	ESCO Technologies, Inc.	838,233
34,687	Great Lakes Dredge & Dock Corp.*	214,366
6,970	Hillenbrand, Inc.	215,303
11,015	ITT Corp.	495,014
10,005	Orbital Sciences Corp.*	278,139
4,780	Watts Water Technologies, Inc. - Class A	278,435
		4,063,209
	MATERIALS – 10.9%
5,780	Allegheny Technologies, Inc.	214,438
7,925	Axiall Corp.	283,794
6,780	Carlisle Cos., Inc.	544,977
10,895	Innospec, Inc.	391,131
7,279	Minerals Technologies, Inc.	449,187
25,625	Myers Industries, Inc.	452,025
13,675	PH Glatfelter Co.	300,166
3,789	Sensient Technologies Corp.	198,354
		2,834,072
	TECHNOLOGY – 17.2%
131,479	Aviat Networks, Inc.*	236,662
143,709	Axcelis Technologies, Inc.*	285,981
9,450	BroadSoft, Inc.*	198,828
62,079	Electro Scientific Industries, Inc.	421,516
16,746	Logitech International S.A.1	214,684

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
8,151	NETGEAR, Inc.*	$254,719
12,565	Oplink Communications, Inc.	211,343
28,850	Polycom, Inc.*	354,422
6,670	PTC, Inc.*	246,123
43,050	QLogic Corp.*	394,338
49,695	Radisys Corp.*	132,686
40,558	Riverbed Technology, Inc.*	752,148
9,160	Tessera Technologies, Inc.	243,473
13,450	TIBCO Software, Inc.*	317,823
13,855	Vishay Intertechnology, Inc.	197,988
		4,462,734
	UTILITIES – 2.9%
4,960	American States Water Co.	150,883
3,225	Laclede Group, Inc.	149,640
3,560	New Jersey Resources Corp.	179,816
5,035	Portland General Electric Co.	161,724
3,780	Unitil Corp.	117,520
		759,583
	TOTAL COMMON STOCKS (Cost $23,274,697)	23,788,490

Principal Amount

	SHORT-TERM INVESTMENTS – 7.7%
$2,002,234	UMB Money Market Fiduciary, 0.01%2	2,002,234

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,002,234)	2,002,234

	TOTAL INVESTMENTS – 99.4% (Cost $25,276,931)	25,790,724
	Other assets in Excess of liabilities – 0.6%	148,626

	TOTAL NET ASSETS – 100.0%	$25,939,350

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At September 30, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$14,685,626	$25,281,345

Gross unrealized appreciation	$1,564,763	$1,987,859
Gross unrealized depreciation	(213,589)	(1,478,480)
Net unrealized appreciation on investments	$1,351,174	$509,379

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2014, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$15,652,095	$-	$-	$15,652,095
Short-Term Investments	384,705	-	-	384,705
Total	$16,036,800	$-	$-	$16,036,800

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$23,788,490	$-	$-	$23,788,490
Short-Term Investments	2,002,234	-	-	2,002,234
Total	$25,790,724	$-	$-	$25,790,724

*	The Funds did not hold any Level 2 or 3 securities at period end.
1	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/01/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/01/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/01/14